PIMCO RAFI Dynamic Multi-Factor International Equity ETF Annual Fund Operating Expenses - PIMCO RAFI Dynamic Multi-Factor International Equity ETF - PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Expenses (as a percentage of Assets)	0.39%